Cover Page Cover Page	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Matador Resources Company
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35410
Entity Tax Identification Number	27-4662601
Entity Address, Address Line One	5400 LBJ Freeway,
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	371-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MTDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001520006
Amendment Flag	false